Sales Transfer of Receivables (Detail) (Performing) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Cash flow information
Collections against securitized receivables/transfers	$ 35.7	1,946.0	3,692.6	7,048.6
Payments made	33.4	1,819.6	3,430.3	6,543.9
Cash flows on retained interests	$ 2.4	128.6	220.4	394.0